Note 9 - Convertible Notes Payable and Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

9. Convertible Notes Payable and Credit Facility

Convertible Notes Payable

On August 30, 2013, we entered into a securities purchase agreement with Alpha Capital Anstalt (“Alpha Capital”) relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note"). Subsequently, on November 25, 2013 and December 19, 2013, we entered into additional securities purchase agreements with Alpha Capital relating to the sale and issuance of convertible notes in the principal amount of $200,000 and $250,000, respectively, which mature on November 25, 2015 and December 19, 2015. On January 27, 2014, we issued a convertible note in the principal amount of $100,000 that matures on January 27, 2016 under the Securities Purchase Agreement we entered into with Alpha Capital on December 19, 2013. In connection with the issuance of the December 19, 2013 convertible note, we also issued 6,250,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On February 25, 2014, we entered into a securities purchase agreement with Alpha Capital relating to the sale and issuance of a (i) convertible note in the principal amount of $200,000 that matures February 25, 2016 and (ii) five-year warrant (with a cashless exercise feature under certain circumstances) to purchase 5,000,000 shares of our common stock at an exercise price of $0.02 per share, subject to adjustment under certain circumstances. On March 18, 2014, we issued under the Securities Purchase Agreement we entered into with Alpha Capital on February 25, 2014 a (i) convertible note in the principal amount of $300,000 that matures March 18, 2016 and (ii) five–year warrant (with a cashless exercise feature under certain circumstances) to purchase 7,500,000 shares of our common stock at an exercise price of $0.02 per share, subject to adjustment under certain circumstances. The convertible notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. During the nine months ended September 30, 2015, the remaining outstanding convertible notes in the principal amount of approximately $520,000, along with accrued interest of $50,531, net of unamortized discount at date of conversion, were converted into 34,565,577 shares of our common stock.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that the derivative liability related to the embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $123,000 on the three issuance dates during the year ended December 31, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the nine months ended September 30, 2015 of approximately $41,000 on a total of three convertible notes.

In addition, the relative fair value of the warrants issued in the December 2013 convertible note issuance of $250,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 149.1%, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $109,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the February 2014 convertible note issuance of $200,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 169.1, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $101,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the March 2014 convertible note issuance of $300,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 168.8%, a risk free interest rate of 0.8% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $154,000 is being accreted to interest using the effective interest method.

On November 1 and December 1, 2013, and on January 1, February 1 and March 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $30,000 each for a total of $150,000, which matured on October 31, November 30 and December 31, 2014, and on January 31 and February 28, 2015, respectively. On April 1, May 1 and June 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $20,000 each, for a total of $60,000, which matured on March 31, April 30 and May 31, 2015, respectively. On July 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $10,000, which matured on June 30, 2015. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

Line of Credit

On September 30, 2013, we entered into a loan and security agreement (the “Loan Agreement”) with Alpha Capital Anstalt (“Alpha Capital”) and Collateral Services, LLC to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory. The maximum amount that could be borrowed under the Loan Agreement was $500,000. We had the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000. The advances were secured by a lien on all of our assets. All advances under the Loan Agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event that of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Loan Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000 and on November 20, 2013, we requested and received an additional $50,000. As of December 31, 2014, the balance outstanding under our line of credit was $500,000. On February 27, 2015, we agreed to extend the term of the Loan Agreement for one year, and to exchange the $500,000 plus interest owing under the Loan Agreement for a one year, 8%, convertible note. As of September 30, 2015, a $400,000 convertible note, along with approximately $21,000 in accrued interest, was outstanding. We are no longer able to make borrowings under the Loan Agreement.

The convertible note had been convertible at $0.01 per share of common stock but as part of obtaining Alpha’s consent in order to enable Southridge to sell our shares at a price below $0.01 per share of common stock under the December Equity Purchase Agreement, (i) in September 2015 we agreed to reduce the convertible price to $0.005 per share of its common stock and (ii) in October 2015 Andalay agreed to reduce the convertible price to $0.005 per share of its common stock. On the date we issued the convertible note to Alpha Capital, our stock price was $0.0155 per share of common stock. As a result of the difference between the stock price at the time of issuance and the conversion price, we recorded a beneficial conversion feature in the amount of $275,000 as a reduction to the Convertible Note and an increase in additional paid-in capital on our condensed consolidated balance sheets. The beneficial conversion feature is being amortized over the 12 month term of the Note. We recorded additional interest expense of approximately $183,000 during the nine months ended September 30, 2015 for accretion of interest on the debt discount related to the beneficial conversion feature.

9. Convertible Notes Payable and Credit Facility

Convertible Notes payable

On August 30, 2013, we entered into a securities purchase agreement with Alpha Capital Anstalt (“Alpha Capital”) relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note").  Subsequently, on November 25, 2013 and December 19, 2013, we entered into additional securities purchase agreements with Alpha Capital relating to the sale and issuance of convertible notes in the principal amount of $200,000 and $250,000, respectively, which mature on November 25, 2015 and December 19, 2015. On January 27, 2014, we issued a convertible note in the principal amount of $100,000 that matures January 27, 2016 under the Securities Purchase Agreement we entered into with Alpha Capital on December 19, 2013. In connection with the issuance of the December 19, 2013 convertible note, we also issued 6,250,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On February 25, 2014, we entered into a Securities Purchase Agreement with the Alpha Capital related to the sale and issuance of a convertible note in the principal amount of $200,000 that matures February 25, 2016. In connection with the issuance of the February 25, 2014 convertible note, we issued 5,000,000 warrants to purchase shares of our common stock at a price of $0.02 per share. On March 18, 2014, we entered into a Securities Purchase Agreement we entered into with the Alpha Capital related to the sale and issuance of a convertible note in the principal amount of $300,000 that matures March 18, 2016.

In connection with the March 18, 2014 convertible note, we issued a five–year warrant to purchase 7,500,000 shares of our common stock at an exercise price of $0.02 per share. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the convertible notes are subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the convertible notes equal or exceeds $0.04. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

As of December 31, 2014, convertible notes in the principal amount of $940,000, along with accrued interest of $68,319, were converted into 50,439,751 shares of our common stock.

We have the option of repaying the outstanding principal amount of the convertible notes, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days’ notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the convertible notes, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the convertible notes are repaid in full, except for the Equity Line we have with Southridge.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that the derivative liability related to embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $123,000 on the three issuance dates during the year ended December 31, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the year ended December 31, 2014 of $51,000 on a total of six convertible notes.

As of December 31, 2014, convertible notes in the principal amount of $940,000, along with accrued interest of $68,319, were converted into 50,439,751 shares of our common stock.

We have the option of repaying the outstanding principal amount of the convertible notes, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days’ notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the convertible notes, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the convertible notes are repaid in full, except for the Equity Line we have with Southridge.

Because of certain down-round protection in the conversion rate of the convertible notes, we determined that the derivative liability related to embedded conversion feature met the criteria for bifurcation. Accordingly, we recognized an aggregate liability of $123,000 on the three issuance dates during the year ended December 31, 2014. This was in addition to the carrying value of the derivative liability on three previously recorded derivatives of $178,000. The derivative liability is carried at fair value with changes in the fair value reflected in the “Adjustment to the fair value of embedded derivatives” line item of our condensed consolidated statements of operations. We recognized a non-cash benefit for the year ended December 31, 2014 of $51,000 on a total of six convertible notes.

In addition, the relative fair value of the warrants issued in the December 2013 convertible note issuance of $250,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 149.1%, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $109,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the February 2014 convertible note issuance of $200,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 169.1, a risk free interest rate of 0.7% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $101,000 is being accreted to interest using the effective interest method. The relative fair value of the warrants issued in the March 2014 convertible note issuance of $300,000, were allocated to additional paid-in capital. Such value was determined assuming volatility of 168.8%, a risk free interest rate of 0.8% and an expected term of 4.1 years. The resulting debt discount from the derivative liability and warrant issuance of $154,000 is being accreted to interest using the effective interest method.

On November 1 and December 1, 2013, and on January 1, February 1 and March 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $30,000 each for a total of $150,000, which mature on October 31, November 30 and December 31, 2014, and on January 31 and February 28, 2015, respectively. On April 1, May 1 and June 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $20,000 each, for a total of $60,000, which mature on March 31, April 30 and May 31, 2015, respectively. On July 1, 2014, we issued convertible notes to our financial advisory firm in the principal amount of $10,000, which matures on June 30, 2015. Each of the Convertible Notes bear interest at the rate of 8% per annum compounded annually, are payable at maturity and the principal and interest outstanding under the convertible notes are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $0.02 per share. Unless waived in writing by the purchaser, no conversion of the convertible notes can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion.

Below is a table showing the convertible notes payable, the derivative liability and fair value of the warrants as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Convertible notes payable	$520,000	$650,000
Convertible notes payable issued for financial advisory services	10,000	60,000
Less: Derivative liability	(93,376)	(243,889)
Less: Relative fair value of warrants	(170,767)	(53,623)
Accreted interest	79,358	21,889
Accrued interest	28,284	7,707
Convertible notes payable, net	373,499	442,084
Less current portion	(30,000)	(60,000)
	$343,499	$382,084

Line of credit

On September 30, 2013, we entered into a loan and security agreement with Alpha Capital Anstalt and Collateral Services, LLC to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory.  The maximum amount that could be borrowed under the Agreement is $500,000. We had the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000. The advances were secured by a lien on all of our assets. All advances under the agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event that of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000 and on November 20, 2013, we requested and received an additional $50,000. As of December 31, 2014, the balance outstanding under our line of credit was $500,000. On February 27, 2015, we agreed to extend the term of the agreement for one year, and to exchange the $500,000 plus interest owing under the agreement for a one year, 8%, convertible note. We are no longer able to make borrowings under the agreement.